Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit before taxes	R$ 1,990,961	R$ 3,661,948	R$ 2,871,897
Adjustments for:
Depreciation and amortization	2,340,854	2,287,877	2,051,824
Lease and concession (reversal) provision	(379,636)		199,405
Interest in earnings of associates	(28,801)	(1,231)	(45,066)
Interest in earnings of joint ventures	(583,001)	(1,131,406)	(946,282)
(Gain) loss on disposed assets	(30,610)	36,045	684
Share-based payment	272,692	101,283	55,246
Legal proceedings provision	27,437	102,811	113,829
Interest and exchange, net	2,111,772	2,125,655	1,807,037
Sector financial assets and liabilities, net	337,620
Deferred revenue	(6,325)	(8,271)	(10,507)
Provisions for employee benefits	161,042	229,812	184,228
Allowance for expected credit losses	32,098	6,630	14,603
Disposal of credit rights	68,311	(410,000)
Indemnity			(726,000)
Recovering tax credits	(132,399)	(165,398)	(326,987)
Other	436,260	(109,423)	(4,828)
Cash flows from operating activities before changes in working capital	6,618,275	6,726,332	5,239,083
Changes in:
Trade receivables	67,291	(145,933)	(146,910)
Inventories	(117,166)	(90,880)	(11,959)
Other current tax, net	74,949	179,622	(316,348)
Income tax	(868,234)	(407,477)	(319,530)
Related parties, net	572,601	22,827	(57,368)
Trade payables	167,019	383,459	371,054
Employee benefits	(170,133)	(198,312)	(158,451)
Provision for legal proceedings	(212,699)	(187,292)	(132,215)
Other financial liabilities	(91,935)	26,525	40,106
Judicial deposits	(23,493)	(62,727)	(76,017)
Discontinued operation		(17,615)	(22,585)
Cash received (paid) on disposal of credit rights	(31,857)	410,000	1,340,000
Post-employment benefits	(37,444)	(39,387)	(34,904)
Other assets and liabilities, net	(238,320)	(301,931)	(230,179)
Concessions payable	(51,947)	(474)	(105,848)
Changes in working capital	(961,368)	(429,595)	138,846
Net cash from operating activities	5,656,907	6,296,737	5,377,929
Cash flows from investing activities
Capital contribution in associates	(1,142)	(31,113)	(7,517)
Acquisition of subsidiary, net of cash acquired	(94,631)	(9,837)	(135,648)
(Purchase) sale of marketable securities	(483,574)	1,230,431	(149,251)
Restricted cash	124,330	(31,439)	111,672
Dividends received from associates	13,165	17,690	15,327
Dividends received from joint ventures	1,852	1,462,625	1,292,127
Other financial assets	11	(17,022)
Acquisition of property, plant and equipment, intangible assets and contract assets	(4,034,688)	(2,762,937)	(2,628,153)
Net cash from sale of discontinued operations		432	857
Acquisition of associates shares	(51,299)
Cash received on sale of fixed assets, and intangible assets	3,045	10,578	1,817
Other	(194)
Net cash used in investing activities	(4,523,125)	(130,592)	(1,498,769)
Cash flows from financing activities
Loans, borrowings and debentures raised	10,336,257	9,352,123	3,685,290
Repayment of principal on loans, borrowings and debentures	(3,397,060)	(4,422,026)	(5,301,421)
Payment of interest on loans, borrowings and debentures	(1,782,976)	(1,384,184)	(1,454,712)
Payment of derivative financial instruments	(61,716)	(126,986)	(1,097,659)
Receipt of derivative financial instruments	1,383,411	251,545	1,384,506
Payment of derivative financial instruments, except debt	(101,461)
Receipt of derivative financial instruments, except debt	106,519
Repayment of principal on leases	(5,424,917)	(423,283)	(384,752)
Payment of interest on leases	(500,922)	(249,325)	(150,799)
Repayment of real estate credit certificates			(91,842)
Equity contribution from non-controlling interest	4,397,772	453,082
Payments to redeem entity's shares	(495,048)	(1,141,302)	(607,932)
Transactions with non-controlling interests	65,478	1,192	4,163
Acquisition of non-controlling interests	(269,977)	(3,086,642)	(268,322)
Dividends paid	(372,075)	(202,320)	(448,841)
Dividends paid for preference shares	(174,227)	(535,832)	(422,639)
Discontinued operation		1,543	24,003
Payment of share-based compensation	(22,804)	(45,961)
Share options exercised			24,548
Net cash from (used in) financing activities	3,686,254	(1,558,376)	(5,106,409)
Net increase (decrease) in cash and cash equivalents	4,820,036	4,607,769	(1,227,249)
Cash and cash equivalents at beginning of year	8,472,274	3,621,798	4,555,177
Effect of foreign exchange rate changes	350,608	242,707	293,870
Cash and cash equivalents at end of year	13,642,918	8,472,274	3,621,798
Additional information
Income tax paid	R$ 592,243	R$ 287,451	R$ 315,278